Segment Reporting	6 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 16 – SEGMENT REPORTING

Segments

The Company is engaged in the operation of retail and wholesale of Japanese beauty and health products, as well as sundry products and other products and services. The Company’s operations are conducted in three reported segments: (i) directly-operated physical stores, (ii) online stores and services, and (iii) franchise stores and wholesale customers. The Company defines its segments as those operations whose results the CODM regularly reviews to analyze performance and allocate resources. The Company sells similar individual products and services in each of its segments. It is impractical to segregate and identify revenue for each of these individual products and services.

Directly-operated physical stores segment includes physical stores in Japan, Hong Kong, the United States, Canada and Australia. Online stores and services segment includes sales through the Company’s websites and various e-commerce marketplaces in Japan, as well as services from advertising business through KOLs and supporting services to online celebrities. Franchise stores and wholesale customers segments include franchise stores in Japan, Hong Kong, the United States Canada, Thailand, and the United Kingdom, and wholesale customers in Japan and other countries including Hong Kong, mainland China, the United States, and Canada.

The Company measures the results of its segments using, among other measures, each segment’s revenue, merchandise costs, interest expenses, net, income tax benefit, net income, depreciation and amortization, capital expenditures, total assets as well as total liabilities, which includes certain corporate overhead allocations. From time to time, the Company revises the measurement of each segment’s revenue and other measures, including any corporate overhead allocations, as determined by the information regularly reviewed by its CODM, who has been identified as CEO. When the measurement of a segment significantly changes, previous period amounts and balances are reclassified to be comparable to the current period’s presentation.

The following table presents the segment information for the six months ended September 30, 2025 and 2024, respectively:

	For the Six Months Ended September 30, 2025
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$10,212,857	$4,124,582	$176,083,946	$190,421,385
Merchandise costs	$7,674,908	$2,990,750	$163,995,354	$174,661,012
Interest expenses, net	$(44,717)	$(18,059)	$(770,980)	$(833,756)
Income tax provision	$84,008	$33,927	$1,448,404	$1,566,339
Net loss	$(48,305)	$(19,508)	$(832,842)	$(900,655)
Depreciation and amortization	$31,838	$12,858	$548,926	$593,622
Capital expenditures	$127,964	$-	$-	$127,964
	For the Six Months Ended September 30, 2024
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$6,942,549	$4,117,979	$86,942,937	$98,003,465
Merchandise costs	$4,901,590	$2,986,434	$77,969,997	$85,858,021
Interest expenses, net	$(58,360)	$(34,617)	$(730,859)	$(823,836)
Income tax benefit	$(39,144)	$(23,218)	$(490,208)	$(552,570)
Net income	$94,658	$56,147	$1,185,424	$1,336,229
Depreciation and amortization	$29,006	$17,205	$363,250	$409,461
Capital expenditures	$678,267	$-	$-	$678,267

	September 30, 2025	March 31, 2025
Total assets:
Directly-Operated Physical Stores	$11,592,533	$14,618,642
Online Stores and Services	10,141,081	10,302,391
Franchise Stores and Wholesale Customers	175,543,591	132,909,152
Total assets	$197,277,205	$157,830,185

Total liabilities:
Directly-Operated Physical Stores	$11,866,038	$12,247,978
Online Stores and Services	10,057,189	10,146,370
Franchise Stores and Wholesale Customers	133,080,769	92,421,807
Total liabilities	$155,003,996	$114,816,155

The following table presents the geographic information where the Company’s long-live assets were located:

	September 30, 2025	March 31, 2025
Japan	$13,585,866	$13,932,880
Hong Kong	1,622,387	1,716,744
The United States	3,923,735	4,353,220
Other overseas countries	2,713,818	609,037
Total long-live assets	$21,845,805	$20,611,880

Disaggregated Revenue

The Company disaggregates its revenue by geographic areas, product categories, and distribution channels, which the Company believes best depicts how the nature, amount, timing, and uncertainty of the revenue and cash flows are affected by economic factors. See Note 2 for the Company’s disaggregation of revenue for the six months ended September 30, 2025 and 2024.